Annual Total Returns (Vanguard LifeStrategy Conservative Growth Fund - Investor Shares Annuity) (Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Conservative Growth Fund - Investor Shares)
18 Months Ended
Apr. 30, 2013
Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Annual Total Return
2012	9.19%
2011	1.76%
2010	11.14%
2009	17.06%
2008	(19.52%)
2007	6.99%
2006	10.62%
2005	4.45%
2004	8.02%
2003	16.57%